UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500

Signature, Place and Date of Signing:


/s/ Janice Bennett              New York, New York         May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            50

Form 13F Information Table Value Total:        $78,561
                                              (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL  DISCRETION   MNGRS  SOLE SHARED NONE
--------------                --------------    -----      -------   ------- --- ----  ----------   -----  ---- ------ ----
3M CO                         COM              88579Y101     813      16,359           SOLE         NONE   0    0       16,359
AFLAC INC                     COM              001055102   1,786      92,277           SOLE         NONE   0    0       92,277
ALTRIA GROUP INC              COM              02209S103   1,938     121,000           SOLE         NONE   0    0      121,000
AT&T INC                      COM              00206R102   3,157     125,285           SOLE         NONE   0    0      125,285
BANKRATE INC                  COM              06646V108     731      29,300           SOLE         NONE   0    0       29,300
BELO CORP                     COM SER A        080555105      28      46,000           SOLE         NONE   0    0       46,000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108   1,127          13           SOLE         NONE   0    0           13
BERKSHIRE HATHAWAY INC DEL    CL B             084670207   1,889         670           SOLE         NONE   0    0          670
BP PLC                        SPONSORED ADR    055622104   1,863      46,465           SOLE         NONE   0    0       46,465
BRIGGS & STRATTON CORP        COM              109043109     286      17,306           SOLE         NONE   0    0       17,306
BURLINGTON NORTHN SANTA FE C  COM              12189T104     565       9,400           SOLE         NONE   0    0        9,400
CARNIVAL CORP                 PAIRED CTF       143658300   1,546      71,580           SOLE         NONE   0    0       71,580
CATERPILLAR INC DEL           COM              149123101   1,015      36,296           SOLE         NONE   0    0       36,296
CHEVRON CORP NEW              COM              166764100   3,513      52,249           SOLE         NONE   0    0       52,249
CHUBB CORP                    COM              171232101   3,436      81,184           SOLE         NONE   0    0       81,184
CISCO SYS INC                 COM              17275R102     226      13,503           SOLE         NONE   0    0       13,503
COCA COLA CO                  COM              191216100   1,005      22,857           SOLE         NONE   0    0       22,857
COMCAST CORP NEW              CL A             20030N101     136      10,000           SOLE         NONE   0    0       10,000
CONOCOPHILLIPS                COM              20825C104     697      17,788           SOLE         NONE   0    0       17,788
COVIDIEN LTD                  COM              G2552X108   2,504      75,337           SOLE         NONE   0    0       75,337
DEERE & CO                    COM              244199105   2,023      61,550           SOLE         NONE   0    0       61,550
DEVON ENERGY CORP NEW         COM              25179M103     626      14,000           SOLE         NONE   0    0       14,000
DOVER CORP                    COM              260003108   1,592      60,361           SOLE         NONE   0    0       60,361
EXXON MOBIL CORP              COM              30231G102  12,509     183,688           SOLE         NONE   0    0      183,688
GENERAL ELECTRIC CO           COM              369604103     551      54,503           SOLE         NONE   0    0       54,503
INTERNATIONAL BUSINESS MACHS  COM              459200101     344       3,550           SOLE         NONE   0    0        3,550
ISHARES TR                    MSCI EAFE IDX    464287465     515      13,700           SOLE         NONE   0    0       13,700
ISHARES TR                    MSCI EMERG MKT   464287234     295      11,900           SOLE         NONE   0    0       11,900
JOHNSON & JOHNSON             COM              478160104   1,709      32,481           SOLE         NONE   0    0       32,481
KRAFT FOODS INC               CL A             50075N104     615      27,608           SOLE         NONE   0    0       27,608
LOEWS CORP                    COM              540424108     543      24,550           SOLE         NONE   0    0       24,550
MERCK & CO INC                COM              589331107   1,105      41,306           SOLE         NONE   0    0       41,306
MONSANTO CO NEW               COM              61166W101   1,388      16,700           SOLE         NONE   0    0       16,700
NORFOLK SOUTHERN CORP         COM              655844108     452      13,400           SOLE         NONE   0    0       13,400
NORTHERN TR CORP              COM              665859104   1,232      20,600           SOLE         NONE   0    0       20,600
PEPSICO INC                   COM              713448108     615      11,955           SOLE         NONE   0    0       11,955
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408     251       8,250           SOLE         NONE   0    0        8,250
PFIZER INC                    COM              717081103     212      15,579           SOLE         NONE   0    0       15,579
PHILIP MORRIS INTL INC        COM              718172109   3,108      87,350           SOLE         NONE   0    0       87,350
POTASH CORP SASK INC          COM              73755L107   4,608      57,021           SOLE         NONE   0    0       57,021
PROCTER & GAMBLE CO           COM              742718109   3,755      79,744           SOLE         NONE   0    0       79,744
QUALCOMM INC                  COM              747525103     525      13,500           SOLE         NONE   0    0       13,500
REGIS CORP MINN               COM              758932107   1,780     123,178           SOLE         NONE   0    0      123,178
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206   2,153      48,594           SOLE         NONE   0    0       48,594
SCHLUMBERGER LTD              COM              806857108   2,210      54,396           SOLE         NONE   0    0       54,396
SIGMA ALDRICH CORP            COM              826552101   4,496     118,973           SOLE         NONE   0    0      118,973
VERIZON COMMUNICATIONS INC    COM              92343V104     304      10,066           SOLE         NONE   0    0       10,066
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     289      16,583           SOLE         NONE   0    0       16,583
WELLS FARGO & CO NEW          COM              949746101     241      16,894           SOLE         NONE   0    0       16,894
WYETH                         COM              983024100     254       5,900           SOLE         NONE   0    0        5,900

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